EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income per Share
Basic and diluted net income per share of common stock for the three and six months ended June 30, 2023 was calculated as follows:

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended		Six Months Ended
	2023	2023	2023	2023
	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Numerator
Net income	$109	$—	$234	$—
Denominator
Weighted average of common stock outstanding - basic	392.1	—	393.5	—
Dilutive effect of conversion of options and escrowed shares using treasury stock method	4.2	—	6.1	—
Weighted average of common stock outstanding - diluted	396.3	—	399.6	—
Net Income per Share
Earnings per share - basic	$0.28	$0.28	$0.59	$0.59
Earnings per share - diluted	0.28	0.28	0.59	0.59

Schedule of Weighted Average Potentially Dilutive Securities
The following weighted average potentially dilutive securities were evaluated under the treasury stock method for potentially dilutive effects and have been excluded in the above computation of diluted net income per share attributable to common shareholders for the period presented due to their anti-dilutive effect:

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended	Six Months Ended
	2023	2023
Management stock options of the Manager issued and allocated	10.6	7.8
Escrow shares of the Manager issued and allocated	4.9	3.7
Restricted shares of the Manager issued and allocated	—	—
Total	15.5	11.5